General and Administration (Details) - Schedule of components of general and administrative expenses - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Components Of General And Administrative Expenses Abstract
Salaries and benefits		$ 14,665	$ 14,309
Office and administration		4,778	5,024
Professional fees		4,030	6,227
Share based compensation		2,343	11,451
Rent		1,382	1,082
Other(a)(b)	[1],[2]	617	1,186
Total		$ 27,815	$ 39,279

[1]	For the years ended December 31, 2022 and 2021, other general and administrative costs includes freight-out cost of approximately $541 and $623, respectively, related to costs of packaging, labelling, and courier services, respectively.
[2]	The Company reclassified $818 of sales and marketing, reported in previous period in general and administrative expense, to conform to the current period presentation.